Current and Non-Current Liabilities (Details) - Summary of value added tax - TINGO, INC. [Member] - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020
Current and Non-Current Liabilities (Details) - Summary of value added tax [Line Items]
Due within one year	$ 37,809,831	$ 38,190,992
One to two years	37,809,831	38,190,992	$ 38,072,052
Over two years	6,468,302	15,411,833	$ 25,549,187
Total Value added tax	82,087,964	91,793,817
Value added tax – current portion	37,809,831	38,190,992
Value added tax – non-current portion	$ 44,278,133	$ 53,602,825